MATERIAL ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Renewable transport fuel obligation certificates, offsetting carryforward percentage	25.00%
Risk fee, as percentage of gross premiums	2.25%